COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum capital payment under non-cancellable agreements

As of December 31,
2024
RMB
2025	132,883